Note 5 - Long-term Debt (Tables)	3 Months Ended
Mar. 31, 2019
Notes Tables
Schedule of Long-term Debt Instruments [Table Text Block]
Borrower	December 31, 2018	March 31, 2019
Alterwall Business Inc. / Allendale Investments S.A. / Manolis Shipping Ltd. / Joanna Maritime Ltd. / Jonathan John shipping Ltd. / Athens Shipping Ltd. / Oinousses Navigation Ltd. / Corfu Navigation Ltd. / Bridge Shipping Ltd.	30,000,000	29,100,000
Noumea Shipping Ltd.	3,341,000	3,038,000
Gregos Shipping Ltd.	4,150,000	4,050,000
	37,491,000	36,188,000
Less: Current portion	(5,212,000)	(4,264,500)
Long-term portion	32,279,000	31,923,500
Deferred charges, current portion	125,357	126,493
Deferred charges, long-term portion	237,848	205,373
Long-term debt, current portion net of deferred charges	5,086,643	4,138,006
Long-term debt, long-term portion net of deferred charges	32,041,152	31,718,128
Debt discount, current portion	(216,402)	(486,905)
Debt discount, long-term portion	(324,603)	-
Long-term debt, current portion net of deferred charges and debt discount	4,870,241	3,651,102
Long-term debt, long-term portion net of deferred charges and debt discount	31,716,549	31,718,127

Schedule of Future Annual Loan Repayments [Table Text Block]
To March 31:
2020	4,264,500
2021	4,486,000
2022	22,786,000
2023	886,000
2024	3,765,500
Total	36,188,000